Quarterly Holdings Report
for

Fidelity Freedom® Blend 2060 Fund

June 30, 2019

FBF-Y60-QTLY-0819
1.9892483.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	152,143	$2,318,663
Fidelity Series Commodity Strategy Fund (a)	131,075	617,365
Fidelity Series Large Cap Growth Index Fund (a)	171,100	1,803,398
Fidelity Series Large Cap Stock Fund (a)	120,853	1,810,384
Fidelity Series Large Cap Value Index Fund (a)	262,812	3,387,642
Fidelity Series Small Cap Opportunities Fund (a)	66,228	923,217
Fidelity Series Value Discovery Fund (a)	83,658	1,074,174
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,619,153)		11,934,843

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	19,101	208,587
Fidelity Series Emerging Markets Fund (a)	21,767	209,177
Fidelity Series Emerging Markets Opportunities Fund (a)	98,390	1,878,269
Fidelity Series International Growth Fund (a)	104,623	1,703,264
Fidelity Series International Index Fund (a)	45,636	464,117
Fidelity Series International Small Cap Fund (a)	26,056	422,883
Fidelity Series International Value Fund (a)	173,563	1,671,413
Fidelity Series Overseas Fund (a)	931	9,350
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,355,486)		6,567,060

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	3,545	37,257
Fidelity Series Emerging Markets Debt Fund (a)	14,170	137,869
Fidelity Series Floating Rate High Income Fund (a)	3,102	28,852
Fidelity Series Government Bond Index Fund (a)	4,863	50,818
Fidelity Series High Income Fund (a)	15,406	146,664
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,947	59,531
Fidelity Series Investment Grade Bond Fund (a)	4,704	53,766
Fidelity Series Investment Grade Securitized Fund (a)	3,614	37,407
Fidelity Series Long-Term Treasury Bond Index Fund (a)	69,353	645,673
Fidelity Series Real Estate Income Fund (a)	8,226	91,229
TOTAL BOND FUNDS
(Cost $1,233,749)		1,289,066

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	54,368	54,368
Fidelity Series Short-Term Credit Fund (a)	3,340	33,572
Fidelity Series Treasury Bill Index Fund (a)	16,325	163,088
TOTAL SHORT-TERM FUNDS
(Cost $250,681)		251,028
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,459,069)		20,041,997
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,749)
NET ASSETS - 100%		$20,036,248

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$312,706	$2,061,216	$106,074	$--	$(9,303)	$60,118	$2,318,663
Fidelity Series Canada Fund	24,916	178,668	3,296	--	(35)	8,334	208,587
Fidelity Series Commodity Strategy Fund	64,618	584,068	20,383	--	(2,205)	(8,733)	617,365
Fidelity Series Corporate Bond Fund	4,796	36,577	5,444	305	17	1,311	37,257
Fidelity Series Emerging Markets Debt Fund	17,348	126,202	7,512	1,926	(67)	1,898	137,869
Fidelity Series Emerging Markets Fund	25,432	190,013	1,798	--	(71)	(4,399)	209,177
Fidelity Series Emerging Markets Opportunities Fund	230,401	1,629,426	16,202	--	(680)	35,324	1,878,269
Fidelity Series Floating Rate High Income Fund	3,892	26,357	1,428	407	(22)	53	28,852
Fidelity Series Government Bond Index Fund	6,645	54,697	11,818	269	67	1,227	50,818
Fidelity Series Government Money Market Fund 2.44%	6,419	50,727	2,778	201	--	--	54,368
Fidelity Series High Income Fund	29,725	131,167	15,688	2,195	(197)	1,657	146,664
Fidelity Series Inflation-Protected Bond Index Fund	7,831	53,336	3,044	57	28	1,380	59,531
Fidelity Series International Growth Fund	209,203	1,429,841	30,509	--	(1,017)	95,746	1,703,264
Fidelity Series International Index Fund	54,893	400,955	3,936	--	(69)	12,274	464,117
Fidelity Series International Small Cap Fund	54,693	363,018	7,015	--	(573)	12,760	422,883
Fidelity Series International Value Fund	206,332	1,443,662	14,827	--	(495)	36,741	1,671,413
Fidelity Series Investment Grade Bond Fund	7,032	57,229	11,767	374	55	1,217	53,766
Fidelity Series Investment Grade Securitized Fund	4,947	38,271	6,469	253	20	638	37,407
Fidelity Series Large Cap Growth Index Fund	244,799	1,598,662	98,258	2,217	(520)	58,715	1,803,398
Fidelity Series Large Cap Stock Fund	243,833	1,615,167	69,380	10,383	(3,703)	24,467	1,810,384
Fidelity Series Large Cap Value Index Fund	456,600	3,009,836	169,050	--	(5,679)	95,935	3,387,642
Fidelity Series Long-Term Treasury Bond Index Fund	92,266	636,036	126,361	4,509	4,721	39,011	645,673
Fidelity Series Overseas Fund	--	9,350	--	--	--	--	9,350
Fidelity Series Real Estate Income Fund	12,341	82,803	5,279	1,253	(20)	1,384	91,229
Fidelity Series Short-Term Credit Fund	6,420	29,712	2,848	220	4	284	33,572
Fidelity Series Small Cap Opportunities Fund	121,805	801,144	23,049	--	(3,816)	27,133	923,217
Fidelity Series Treasury Bill Index Fund	16,578	153,658	7,157	631	(6)	15	163,088
Fidelity Series Value Discovery Fund	144,469	952,726	43,380	--	(4,117)	24,476	1,074,174
Total	$2,610,940	$17,744,524	$814,750	$25,200	$(27,683)	$528,966	$20,041,997

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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